FOREIGN CURRENCY TRANSLATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign currency translation on:
Property, plant and equipment, at fair value	$ (624)	$ (174)	$ (915)
Borrowings	(87)	25	262
Deferred income tax liabilities and assets	60	19	101
Other assets and liabilities	(41)	(8)	(112)
Foreign currency translation, net	$ (692)	$ (138)	$ (664)